UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01639

               Engex, Inc.
(Exact name of registrant as specified in charter)

     44 Wall Street, New York, NY 10005
(Address of Principal Executive Office) (Zip Code)

CT Corporation, 111 Eighth Avenue, New York, NY 10011
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 495-4200

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2011

Item 1. Proxy Voting Record

ENZO BIOCHEM, INC.

Ticker:	ENZ	Security ID: 294100102
Meeting Date:	January 14, 2011

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of Directors	For	For	Issuer
2	To consider and vote upon a proposal to approve and adopt 2011 Incentive Plan	For	For	Issuer
3	Ratify the appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for year ending July 31, 2011	For	For	Issuer
4	To transact such other business as may properly come before the annual meeting or any adjournments or postponements thereof.	For	For	Issuer

KERYX BIOPHARMACEUTICALS, INC.

Ticker:	KERX	Security ID: 492515101
Meeting Date:	June 21, 2011

#	Proposal	Management Recommendation	Vote Cast	Sponsor
1	Election of six directors	For	For	Issuer
2	Ratification of the appointment of UHY LLP as independent registered public accounting firm for the year ending December 31, 2011	For	For	Issuer
3	An advisory vote on compensation of our named executive officers	For	For	Issuer
4	An advisory vote on the frequency of the advisory vote on compensation of our named executive officers	For	For	Issuer
5	The transact of any other business that may properly come before the 2011 Annual Meeting or any adjournment of the 2011 Annual Meeting	For	For	Issuer

_________

SIGNATURE/S

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENGEX, INC.

By:    /s/ David Nachamie

Title: Secretary

DATE:  August  25 , 2011